Consolidated balance sheets - EUR (€) € in Millions	Dec. 31, 2023		Dec. 31, 2022
Consolidated balance sheets [Abstract]
Property, plant and equipment	€ 2,483		€ 2,638
Goodwill	9,876		10,238
Intangible assets excluding goodwill	3,190		3,526
Non-current receivables	193		279
Investments in associates	381		537
Other non-current financial assets	619		660
Non-current derivative financial assets	3		4
Deferred tax assets	2,627		2,449
Other non-current assets	93		98
Total non-current assets	19,466		20,429
Inventories	3,491		4,049
Other current financial assets	3		11
Other current assets	500		490
Current derivative financial assets	45		123
Income tax receivable	220		222
Current receivables	3,733		4,115
Assets classified as held for sale	79		77
Cash and cash equivalents	1,869		1,172
Total current assets	9,940		10,259
Total assets	29,406		30,688
Shareholders' equity	12,028		13,249
Equity - Common shares	183		178
Equity - Capital in excess of par value	5,827		5,025
Equity - Reserves	879		1,488
Equity - Other	5,139		6,558
Non-controlling interests	33		34
Group equity	12,061		13,283
Long-term debt	7,035		7,270
Non-current derivative financial liabilities	3		4
Long-term provisions	1,035		1,097
Deferred tax liabilities	71		91
Non-current contract liabilities	469		515
Non-current tax liabilities	390		435
Other non-current liabilities	54		60
Total non-current liabilities	9,058		9,471
Short-term debt	654		931
Current derivative financial liabilities	40		207
Income tax payable	83		40
Accounts payable	1,917	[1],[2]	1,968
Accrued liabilities	1,887		1,626
Current contract liabilities	1,809		1,696
Short-term provisions	1,463		1,018
Dividend payable	11		0
Liabilities directly associated with assets held for sale	9		0
Other current liabilities	414		448
Total current liabilities	8,287		7,934
Total liabilities and group equity	€ 29,406		€ 30,688

[1]	Amounts in this table are undiscounted
[2]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.